Stock-Based Compensation - Schedule of Assumptions Used to Determine Grant-date Fair Value of Stock Options Granted (Parenthetical) (Detail) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation arrangement, number of options granted to purchase shares	829,500	863,881
Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation arrangement, number of options granted to purchase shares		0	4,686	2,343